Financial Instruments - Schedule of Balances in Foreign Currencies (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents	$ 41,262,044		$ 31,219,574	$ 14,148,021	$ 13,699,881
Accounts payable and accrued liabilities	(1,987,870)		$ (1,805,015)
U.S. dollars
Currency1 [Line Items]
Cash and cash equivalents		$ 31,102,844
Other receivables	$ 621,746
Accounts payable and accrued liabilities		(886,891)
Balances in foreign currencies		$ 30,837,699